Capital Stock (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Stock Details
Restricted stock - vested	8,511,547	7,787,490	4,592,943
Restricted stock - unvested	1,768,191	2,492,248	6,184,000
Total restricted stock	10,279,738	10,279,738	10,776,943